Non-Current Assets - Right of Use Assets (Tables)	12 Months Ended
Jun. 30, 2024
Disclosure of quantitative information about right-of-use assets [abstract]
Summary of Carrying Amount of Lease	The carrying amount of the lease at June 30, 2024 is as follows:

	June 30, 2024	June 30, 2023

	US$	US$
Right-of-Use Asset Cost
Opening balance as at July 1	534,231	281,554
Additions	—	252,677
Exchange on translations	—	—
	534,231	534,231
Right-of-Use-Asset Depreciation
Opening balance as at July 1	(365,780)	(281,554)
Charge to the period	(84,225)	(84,226)
Exchange on translation	—	—
	(450,005)	(365,780)
Net carrying amount at June 30	84,226	168,451

Summary of Lease Amounts Recognized in Profit or Loss

	2024	2023	2022

	US$	US$	US$
Amounts recognized in profit or loss:
Depreciation expense on right-of-use asset	84,225	84,226	66,465
Lease finance costs	5,660	5,321	5,920
Expense relating to leases of low value assets	—	2,101	7,376
	89,885	91,648	79,761